Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 15—Related-party transactions

The Company previously rented office space in Shanghai, China from a lessor who was also an employee of the Company. During the Predecessor 2014 Period and the Successor 2014 Period, the Company incurred $36,000 and $0.4 million in rent expense to this lessor, which was included in selling, general and administrative expenses. In 2015, the employee ceased employment with the Company, and the lease was terminated.

Cosmopack and Promotions Plus, each a related party entity owned by a relative of a former executive officer, managed the Company’s distribution and fulfillment operations for the New Jersey warehouse and charged the Company for these services. During the Predecessor 2014 Period and the Successor 2014 Period, the Company incurred $0.4 million and $3.7 million, respectively, for these services, which was included in selling, general and administrative expenses in the consolidated statement of operations. The former executive officer was an employee until December 31, 2014.

During the Successor 2014 Period and the years ended December 31, 2015 and 2016, the Company incurred $0.8 million, $0.9 million and $0.9 million, respectively, in management and consulting fees to its majority stockholder, TPG. Amounts owed are included in due to related parties in the consolidated balance sheet. Subsequent to the initial public offering, the Company ceased paying management and consulting fees to TPG and there are no amounts due to TPG as of December 31, 2016.

As disclosed in Note 13, during the year ended December 31, 2016, the Company extended loans to certain key management personnel totaling $12.0 million, which were repaid in full as of December 31, 2016.

As disclosed in Note 10, in November 2016, the Company vacated a previously leased office facility and has entered into a sublease agreement with a related party for that space. The estimated future sublease income as of December 31, 2016 is $0.9 million and has been recorded as a reduction to the accrual of all remaining lease operating lease payments recognized on the date the previous facility was vacated.